PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation	$ 12.9	$ 15.0	$ 13.4
Additional equipment purchased	$ 7.2	$ 11.3	$ 20.1